LOANS PRINCIPAL, INTEREST AND FINANCING SERVICE FEE RECEIVABLES (Details 4) - CNY (¥)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Impaired loans, Average recorded investment	[1]	¥ 335,515,156	¥ 193,518,814
Impaired loans, Interest and fees income recognized	[2]	¥ 26,786,527	¥ 19,502,728

[1]	Average recorded investment represents ending balance for the last four quarters and does not include the related allowance for credit losses.
[2]	The interest and fees income recognized are those interest and financing service fee recognized related to impaired loans. All the amounts are recognized on cash basis.